Financial instruments - classification	6 Months Ended
Jun. 30, 2025
Financial instruments - classification
Financial instruments - classification

7. Financial instruments - classification

The following tables analyse financial assets and liabilities in accordance with the categories of financial instruments in IFRS 9.

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	90,706	—	90,706
Trading assets	56,706	—	—	—	—	56,706
Derivatives (1)	73,010	—	—	—	—	73,010
Settlement balances	—	—	—	8,214	—	8,214
Loans to banks - amortised cost (2)	—	—	—	7,378	—	7,378
Loans to customers - amortised cost (3)	—	—	—	407,135	—	407,135
Other financial assets	651	5	43,132	28,004	—	71,792
Intangible assets	—	—	—	—	7,513	7,513
Other assets	—	—	—	—	8,324	8,324
30 June 2025	130,367	5	43,132	541,437	15,837	730,778

Cash and balances at central banks	—	—	—	92,994	—	92,994
Trading assets	48,917	—	—	—	—	48,917
Derivatives (1)	78,406	—	—	—	—	78,406
Settlement balances	—	—	—	2,085	—	2,085
Loans to banks - amortised cost (2)	—	—	—	6,030	—	6,030
Loans to customers - amortised cost (3)	—	—	—	400,326	—	400,326
Other financial assets	798	5	37,843	24,597	—	63,243
Intangible assets	—	—	—	—	7,588	7,588
Other assets	—	—	—	—	8,396	8,396
31 December 2024	128,121	5	37,843	526,032	15,984	707,985

For the notes to this table refer to the following page.

7. Financial instruments - classification continued

			Amortised	Other
	Held-for-trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (4)	—	—	38,148	—	38,148
Customer deposits	—	—	436,756	—	436,756
Settlement balances	—	—	9,546	—	9,546
Trading liabilities	58,845	—	—	—	58,845
Derivatives (1)	65,983	—	—	—	65,983
Other financial liabilities (5)	—	3,927	62,013	—	65,940
Subordinated liabilities	—	234	5,772	—	6,006
Notes in circulation	—	—	3,287	—	3,287
Other liabilities (6)	—	—	626	3,665	4,291
30 June 2025	124,828	4,161	556,148	3,665	688,802

Bank deposits (4)	—	—	31,452	—	31,452
Customer deposits	—	—	433,490	—	433,490
Settlement balances	—	—	1,729	—	1,729
Trading liabilities	54,714	—	—	—	54,714
Derivatives (1)	72,082	—	—	—	72,082
Other financial liabilities (5)	—	3,548	57,539	—	61,087
Subordinated liabilities	—	234	5,902	—	6,136
Notes in circulation	—	—	3,316	—	3,316
Other liabilities (6)	—	—	684	3,917	4,601
31 December 2024	126,796	3,782	534,112	3,917	668,607

(1)	Includes net hedging derivative assets of £317 million (31 December 2024 - £118 million) and net hedging derivative liabilities of £460 million (31 December 2024 - £464 million).
(2)	Includes items in the course of collection from other banks of £787 million (31 December 2024 - £59 million).
(3)	Includes finance lease receivables of £9,056 million (31 December 2024 - £8,998 million).
(4)	Includes items in the course of transmission to other banks of £404 million (31 December 2024 - £136 million).
(5)	The carrying amount of other customer accounts designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.
(6)	Includes lease liabilities of £563 million (31 December 2024 - £630 million), held at amortised cost.